Other Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

21. OTHER CURRENT LIABILITIES

As at December 31,	2021	2020
Deferred revenue (Note 23)	$78,157	$81,759
Decommissioning liabilities (Note 23)	991	790
Uncertain tax positions	1,315	1,315
Lease liabilities	1,949	2,131
Other	2,656	2,834
Other current liabilities	$85,068	$88,829